Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Balance at the beginning of the year	$ 48,791	$ 33,348
Additions related to interest	405	1,801
Additions based on tax positions taken during a prior period	5,336	6,022
Reduction related to tax positions taken during a prior period	(3,746)	(4,252)
Reductions related to settlement of tax matters	(4,684)	(1,508)
Additions based on tax positions taken during the current period	8,305	6,862
Reduction related to a lapse of applicable statute of limitation	(1,224)
Additions related to acquisitions		6,518
Balance at the end of the year	$ 53,183	$ 48,791